Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000004006
Average Annual Return [Line Items]
Average Annual Return, Percent	42.15%		(18.15%)		(8.86%)
Without Sales Load [Member] | C000184316
Average Annual Return [Line Items]
Average Annual Return, Percent	42.84%		(17.88%)	(9.39%)
Without Sales Load [Member] | C000225806
Average Annual Return [Line Items]
Average Annual Return, Percent	44.43%	(23.06%)
MSCI Emerging Markets Europe Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	14.55%		(16.45%)		(7.35%)
MSCI Emerging Markets Europe Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	14.55%		(16.45%)	(7.88%)
MSCI Emerging Markets Europe Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	14.55%	(20.45%)